Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income	$ 1,047,641	$ 1,415,745
Adjustments to reconcile net income to net cash used in operating activities:
Accrued interest income from loans	(317,172)
Net investment gain	(1,461,227)	(1,798,894)
Changes in operating assets and liabilities:
Deferred offering cost	(130,134)	60,000
Due from intercompany	(5,000)
Due to intercompany	3,067
Prepaid expenses and other current assets		40,000
Net cash used in operating activities	(862,825)	(283,149)
Investing Activities
Loans to third parties	(11,260,542)
Repayment from third-party loans	8,830,933
Purchases of held-to-maturity investments	(11,000,000)
Redemption of held-to-maturity investments	7,159,018
Net cash used in investing activities	(6,270,591)
Financing activities:
Proceeds from issuance of ordinary shares	15,142,902
Net cash provided by financing activities	15,142,902
Net increase (decrease) in cash	8,009,486	(283,149)
Cash and equivalents at beginning of year	226,578	509,727
Cash and equivalents at end of year	$ 8,236,064	$ 226,578